Investment Strategy	Apr. 30, 2026
iShares Core High Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® Dividend Yield Focus IndexSM (the “Underlying Index”), which offers exposure to high quality U.S.-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts.  The Underlying Index is a subset of the Morningstar® US Market IndexSM, a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks. The Underlying Index is composed of qualified income-paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.'s (“Morningstar” or the “Index Provider”) proprietary index methodology. Stocks in the Underlying Index represent the top 75 high-yielding stocks meeting the screening requirements.  The Morningstar index methodology determines “company quality” in accordance with the Morningstar Economic MoatTM rating system, in which companies are assigned a moat rating of “none,”“narrow” or “wide” based on the prospect of earning above average returns on capital and the strength of the company’s competitive advantage. Additionally, companies are screened for “financial health” using Morningstar’s Distance to Default measure, a quantitative option pricing approach that estimates a company’s probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of “narrow” or “wide” and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies within their sector. Companies that are not assigned a Morningstar Economic Moat rating must have a Morningstar Distance to Default score in the top 30% of eligible dividend-paying companies within their sector. Additionally, each constituent’s dividend must be deemed to be qualified income.
The Underlying Index may include large-, mid-, and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services, energy, and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® Dividend Yield Focus IndexSM (the “Underlying Index”), which offers exposure to high quality U.S.-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts.  The Underlying Index is a subset of the Morningstar® US Market IndexSM, a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks. The Underlying Index is composed of qualified income-paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.'s (“Morningstar” or the “Index Provider”) proprietary index methodology. Stocks in the Underlying Index represent the top 75 high-yielding stocks meeting the screening requirements.  The Morningstar index methodology determines “company quality” in accordance with the Morningstar Economic MoatTM rating system, in which companies are assigned a moat rating of “none,”“narrow” or “wide” based on the prospect of earning above average returns on capital and the strength of the company’s competitive advantage. Additionally, companies are screened for “financial health” using Morningstar’s Distance to Default measure, a quantitative option pricing approach that estimates a company’s probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of “narrow” or “wide” and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies within their sector. Companies that are not assigned a Morningstar Economic Moat rating must have a Morningstar Distance to Default score in the top 30% of eligible dividend-paying companies within their sector. Additionally, each constituent’s dividend must be deemed to be qualified income.
The Underlying Index may include large-, mid-, and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services, energy, and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Environmentally Aware Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Developed Green Target Index (the “Underlying Index”), which was developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of securities selected from the FTSE EPRA Nareit Developed Index (the “Parent Index”). The Parent Index is composed of real estate investment trusts (“REITs”) and real estate holding and development companies from developed market countries or regions. The Underlying Index reweights constituents of the Parent Index to target, in aggregate, a minimum level of green certification; an increase in green certification and a reduction in energy usage, both relative to the Parent Index; and a level of carbon emission intensity that is no worse than that of the Parent Index, subject to certain constraints. The Parent Index may include large-, mid- and small-capitalization constituents.
Green certification is defined as the percentage of building area owned by an issuer that has a LEED or BREEAM certification, as confirmed by a third-party data provider.
Energy usage is defined as the estimated energy usage, measured in kilowatt hours per square foot, of net leasable area owned by an issuer. A third-party data provider estimates energy usage based on factors including building location and size, primary property type, year built and time period of estimation.
The carbon emission intensity metric is calculated based on total carbon emissions, measured in metric tons of carbon dioxide-equivalent, for the buildings owned by the issuer. A third-party data provider estimates Scope 1, 2 and 3 emissions, which include both landlord and tenant emissions, for each building based on the types of energy used by similar types of buildings in the geographic area. Scope 1 emissions are direct greenhouse gas (“GHG”) emissions from fuels that are used by a building on-site. Scope 2 emissions are emissions from fuels that are burned off-site to deliver energy to a building, mainly emissions from electricity use. Scope 3 emissions are other emissions that an issuer generates indirectly, such as emissions from tenants, transportation, waste generation and disposal, supply chain, and purchased products. The emissions are then scaled by the issuer’s enterprise value including cash (i.e., the sum of market capitalization at fiscal year-end, preferred stock, minority interests, total debt, and cash and cash equivalents).
The Index Provider begins with the Parent Index and excludes the securities of issuers that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial weapons or manufacturing tobacco products) are categorical, and others are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption.
The Index Provider then weights the remaining securities to target, in aggregate across the Underlying Index, (i) a minimum of 10% green certification; (ii) a 30% increase in green certification relative to the Parent Index; (iii) a 10% reduction in energy usage relative to the Parent Index; and (iv) a level of carbon emission intensity that is no worse than that of the Parent Index. The Underlying Index must have a beta (a measure of volatility relative to the overall market) between 0.7 and 1.3 relative to the Parent Index, using daily returns over the past two years. In addition, the Underlying Index's country and sector exposure must be within 2% of the Parent Index weight. The minimum weight for an individual constituent is 0.005% of the Underlying Index, and the maximum weight is the lesser of 10% of the Underlying Index or 10 times the constituent’s weight in the Parent Index. At each index review, the sector and country constraints and the green certification and energy usage targets may be relaxed if it is infeasible to achieve all constraints and targets.
The Underlying Index is reviewed and reconstituted annually in September, with the business involvement and UNGC controversy screens applied quarterly.
As of April 30, 2026, the Underlying Index was composed of 343 securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. As of April 30, 2026, a significant portion of the Underlying Index included companies offering various real estate services, real estate operating companies and REITs. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Developed Green Target Index (the “Underlying Index”), which was developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of securities selected from the FTSE EPRA Nareit Developed Index (the “Parent Index”). The Parent Index is composed of real estate investment trusts (“REITs”) and real estate holding and development companies from developed market countries or regions. The Underlying Index reweights constituents of the Parent Index to target, in aggregate, a minimum level of green certification; an increase in green certification and a reduction in energy usage, both relative to the Parent Index; and a level of carbon emission intensity that is no worse than that of the Parent Index, subject to certain constraints. The Parent Index may include large-, mid- and small-capitalization constituents.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Global Clean Energy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P Global Clean Energy Transition IndexTM (the “Underlying Index”), which is designed to track the performance of approximately 100 clean energy-related companies. The Underlying Index is a subset of the S&P Global Broad Market Index and includes stocks traded on developed and emerging market exchanges which meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float-adjusted market capitalization, and $3 million median daily value traded over a six-month period (or $2 million for existing constituents).
S&P Dow Jones Indices LLC (the “Index Provider”) uses Global Industry Classification Standard (“GICS”) and FactSet’s Revere Business Industry Classification System (“RBICS”) classifications along with Trucost Power Generation Data (“Trucost”) for utility companies to determine the eligible universe. Companies that derive at least 25% in aggregate revenue from clean energy related businesses as defined by RBICS data, companies in the Electric Utilities, Multi-Utilities, or Independent Power Producers & Energy Traders sub-industries that generate at least 20% of their power from renewable sources as measured by Trucost data, and companies in the GICS “renewable utilities” sub-industry form the preliminary universe. In addition, the Index Provider uses company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.) and other exclusion guidelines based on a company’s compliance with the United Nations Global Compact (“UNGC”) provided by Sustainalytics. The Index Provider utilizes measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). Lastly, the Index Provider uses S&P Global Sustainable1 for screening and analysis of controversies related to companies within the index. Companies without coverage are ineligible for index inclusion until they receive such coverage.
The Index Provider defines clean energy exposure scores (“exposure scores”) for each company based on its primary business. The Index Provider also calculates carbon-to-revenue footprint standards and excludes those companies with a high carbon-to-revenue footprint standard score determined by the Index Provider. All remaining companies with a high exposure score are selected for the Underlying Index. If the Underlying Index does not have 100 constituents, companies with lower exposure scores are selected, based on market-capitalization, until a constituent count of 100 is reached. If, after a constituent count of 100 is reached, the weighted average exposure score is lower than certain thresholds, companies with low exposure scores will be removed from the Underlying Index. Therefore, while the Underlying Index targets a constituent count of 100 securities, it may be comprised of greater or fewer than 100 securities. As of April 30, 2026, there were 103 constituents in the Underlying Index.
Constituents are weighted based on a product of the constituent’s float-adjusted market capitalization and exposure score, with weights of constituents capped based on their exposure score and liquidity weight. The Index Provider determines liquidity weight based on the relative six-month median daily value of a security compared to that measure for the overall index. In addition, the cumulative weight of all stocks within the Underlying Index that have a weight greater than 4.5% cannot exceed 40%. As of April 30, 2026, the Underlying Index comprised securities of companies in the following countries or regions: Austria, Brazil, Canada, Chile, China, Denmark, Germany, India, Indonesia, Israel, Italy, Japan, New Zealand, Portugal, South Korea, Spain, Taiwan, Thailand, Turkey, the United Kingdom (“U.K.”) and the U.S. The Underlying Index may include large-, mid- or small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials, technology and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the S&P Global Clean Energy Transition IndexTM (the “Underlying Index”), which is designed to track the performance of approximately 100 clean energy-related companies. The Underlying Index is a subset of the S&P Global Broad Market Index and includes stocks traded on developed and emerging market exchanges which meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float-adjusted market capitalization, and $3 million median daily value traded over a six-month period (or $2 million for existing constituents).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Global REIT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Global REITs Index (the “Underlying Index”), which is designed to track the performance of publicly listed real estate investment trusts (“REITs”) (or their local equivalents) in both developed and emerging markets. The index components must qualify for REIT (or its local equivalent) status in their country of domicile and meet certain liquidity, size, and earnings before interest, taxes, depreciation and amortization (EBITDA) requirements. Components are adjusted for free float and foreign ownership limits. As of April 30, 2026, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Belgium, Brazil, Canada, China, France, Germany, Hong Kong, India, Indonesia, Ireland, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, the Philippines, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Thailand, Turkey, the United Kingdom (the “U.K.”) and the U.S. As of April 30, 2026, a significant portion of the Underlying Index was represented by REITs. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index.
The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE International Limited (“FTSE” or the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Global REITs Index (the “Underlying Index”), which is designed to track the performance of publicly listed real estate investment trusts (“REITs”) (or their local equivalents) in both developed and emerging markets. The index components must qualify for REIT (or its local equivalent) status in their country of domicile and meet certain liquidity, size, and earnings before interest, taxes, depreciation and amortization (EBITDA) requirements. Components are adjusted for free float and foreign ownership limits. As of April 30, 2026, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Belgium, Brazil, Canada, China, France, Germany, Hong Kong, India, Indonesia, Ireland, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, the Philippines, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Thailand, Turkey, the United Kingdom (the “U.K.”) and the U.S. As of April 30, 2026, a significant portion of the Underlying Index was represented by REITs. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares International Developed Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Developed ex US Index (the “Underlying Index”), which measures the performance of companies engaged in the ownership, trading and development of income-producing real estate in the developed real estate markets (except for the U.S.) as defined by FTSE EPRA Nareit. As of April 30, 2026, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of April 30, 2026, a significant portion of the Underlying Index included companies offering various real estate services, real estate operating companies and real estate investment trusts (“REITs”). The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE International Limited (the “Index Provider” or “FTSE”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Developed ex US Index (the “Underlying Index”), which measures the performance of companies engaged in the ownership, trading and development of income-producing real estate in the developed real estate markets (except for the U.S.) as defined by FTSE EPRA Nareit. As of April 30, 2026, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of April 30, 2026, a significant portion of the Underlying Index included companies offering various real estate services, real estate operating companies and real estate investment trusts (“REITs”). The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares International Select Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Dow Jones EPAC Select Dividend Index (the “Underlying Index”), which is provided by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index measures the performance of 100 high dividend-paying companies in the EPAC (Europe, Pacific, Asia and Canada) region, which covers developed markets excluding the U.S. Constituents are selected according to indicated annual dividend (“IAD”) yield, subject to screening criteria and weighting constraints. IAD yield is defined as a stock’s IAD (not including any special dividends) divided by its price.
The starting universe for the Underlying Index is the S&P EPAC BMI and the S&P Canada BMI indexes, excluding real estate investment trusts. To be eligible for the Underlying Index as a new constituent, an issuer must (i) have paid dividends in each of the previous three years; (ii) have a current year trailing 12-month dividend-per-share ratio that is greater than or equal to its three-year average annual dividend-per-share ratio; and (iii) have a five-year average dividend coverage ratio that is greater than or equal to two-thirds of the five-year average dividend coverage ratio of the corresponding S&P BMI country index, or greater than 118%, whichever is greater. In addition, the security must have (x) a non-negative trailing 12-month earnings per share; (y) a float-adjusted market capitalization of at least $1 billion, or at least $750 million for current constituents; and (z) a three-month average daily trading value of at least $3 million. Current constituents are included in the eligible universe regardless of their dividend growth rate, coverage ratio, current year earnings per share or average daily trading value.
To select the 100 constituents, the Index Provider ranks the eligible securities by IAD yield and first includes all existing constituents that are ranked in the top 200 and then selects non-constituent stocks in rank order until the count reaches 100.
The Underlying Index is reconstituted annually with constituent weights determined based on tilted IAD yield, which is calculated by multiplying the constituent’s IAD yield (capped at 20%) by the square root of its float market capitalization. The weight of individual securities is capped at the lower of 10% or five times the constituent’s float market capitalization weight within the Underlying Index. In addition, there is a 30% cap on the aggregate weight of constituents within each Global Industry Classification Standard sector and each country of domicile.
The Underlying Index is reviewed daily based on each constituent’s weight. Daily capping is performed if the aggregate weight of constituents with an individual weight greater than 4.8% exceeds 24% of the Underlying Index’s total weight. If that threshold is breached, the current constituent weights are recapped, with the weights of individual constituents capped at 10% and the aggregate weight of constituents with an individual weight greater than 4.5% capped at 22.5% of the Underlying Index’s total weight. IAD yields and tilted yield weights are not recalculated if the capping thresholds are breached throughout the year. A freeze period on the daily capping is implemented during the annual index reconstitution.
As of April 30, 2026, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, the Netherlands, New Zealand, Norway, South Korea, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Fund invests in non-U.S. securities, which may in some cases not produce qualifying dividend income. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Dow Jones EPAC Select Dividend Index (the “Underlying Index”), which is provided by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index measures the performance of 100 high dividend-paying companies in the EPAC (Europe, Pacific, Asia and Canada) region, which covers developed markets excluding the U.S. Constituents are selected according to indicated annual dividend (“IAD”) yield, subject to screening criteria and weighting constraints. IAD yield is defined as a stock’s IAD (not including any special dividends) divided by its price.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Select Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of the U.S.'s leading stocks by dividend yield. Dividend yield is calculated using a stock's indicated annual dividend (not including any special dividends) divided by its price. The Underlying Index is composed of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Underlying Index, each security (i) must have a dividend per share greater than or equal to its five-year average dividend per share; (ii) must have a five-year average dividend coverage ratio of greater than or equal to 167%; (iii) must have a three-month average daily trading volume of 200,000 shares (100,000 shares for current constituents); (iv) must have paid dividends in each of the previous five years; (v) must have a non-negative trailing 12 month earnings per share; and (vi) must have a float-adjusted market cap of at least $3 billion ($2 billion for current constituents). The Underlying Index is reviewed quarterly and rebalanced annually.
The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of the U.S.'s leading stocks by dividend yield. Dividend yield is calculated using a stock's indicated annual dividend (not including any special dividends) divided by its price. The Underlying Index is composed of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Underlying Index, each security (i) must have a dividend per share greater than or equal to its five-year average dividend per share; (ii) must have a five-year average dividend coverage ratio of greater than or equal to 167%; (iii) must have a three-month average daily trading volume of 200,000 shares (100,000 shares for current constituents); (iv) must have paid dividends in each of the previous five years; (v) must have a non-negative trailing 12 month earnings per share; and (vi) must have a float-adjusted market cap of at least $3 billion ($2 billion for current constituents). The Underlying Index is reviewed quarterly and rebalanced annually.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Core Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Dividend and Buyback IndexSM (the “Underlying Index”). The Underlying Index is designed to provide exposure to U.S.-based companies that return capital to shareholders through either dividend payments or share buybacks. The Underlying Index consists of companies with the largest dividend and buyback programs in the market measured by adjusted shareholder yield, as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). The Underlying Index is a subset of the Morningstar US Market Index (the “Parent Index”), which is a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks.
Constituent securities of the Parent Index that have had recent aggregate dividend yield and net buyback yield (“total shareholder yield”) greater than 0.1%, as calculated by the Index Provider, are eligible for inclusion in the Underlying Index. The Index Provider’s adjusted shareholder yield calculation gives a 75% weighting to trailing twelve-month dividend yields and 25% weighting to trailing two-year net buyback yields.  Companies in the top 5% of total shareholder yield are removed. The remaining companies are selected by decreasing order of adjusted shareholder yield until 50% coverage of total shareholder payout dollars of the Parent Index (excluding any companies with a negative total shareholder yield) is reached. The “total shareholder payout dollars” of a company is defined as the total shareholder yield multiplied by the float-adjusted market capitalization of the company.
The Underlying Index is weighted by total shareholder payout dollars and constrained by capping each company at 4.9%. In addition, the sector weights are constrained within 5% (positive or negative) of the Parent Index. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Dividend and Buyback IndexSM (the “Underlying Index”). The Underlying Index is designed to provide exposure to U.S.-based companies that return capital to shareholders through either dividend payments or share buybacks. The Underlying Index consists of companies with the largest dividend and buyback programs in the market measured by adjusted shareholder yield, as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). The Underlying Index is a subset of the Morningstar US Market Index (the “Parent Index”), which is a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Core Dividend Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Dividend Growth IndexSM (the “Underlying Index”), which is a dividend dollar-weighted index that seeks to measure the performance of U.S. companies selected based on a consistent history of growing dividends. The Underlying Index is a subset of the Morningstar® US Market IndexSM, which is a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks. Eligible companies must pay a qualified dividend, must have at least five years of uninterrupted annual dividend growth and their earnings payout ratio must be less than 75%. Companies that are in the top decile based on dividend yield are excluded from the Underlying Index prior to the dividend growth and payout ratio screens. The Underlying Index is weighted by dividend dollars (total value of dividends expected to be paid out over the next 12 months) and constrained by capping each company at 3%. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar Inc. (“Morningstar” or the “Index Provider”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Dividend Growth IndexSM (the “Underlying Index”), which is a dividend dollar-weighted index that seeks to measure the performance of U.S. companies selected based on a consistent history of growing dividends. The Underlying Index is a subset of the Morningstar® US Market IndexSM, which is a broad market index that represents approximately 97% of the market capitalization of publicly traded U.S. stocks. Eligible companies must pay a qualified dividend, must have at least five years of uninterrupted annual dividend growth and their earnings payout ratio must be less than 75%. Companies that are in the top decile based on dividend yield are excluded from the Underlying Index prior to the dividend growth and payout ratio screens. The Underlying Index is weighted by dividend dollars (total value of dividends expected to be paid out over the next 12 months) and constrained by capping each company at 3%. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Dow Jones U.S. ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Dow Jones U.S. Index (the “Underlying Index”), which measures the performance of the broad U.S. equity market. The Underlying Index is composed of all the U.S. companies in the Dow Jones Global Index. The Underlying Index aims to consistently represent the top 95% of U.S.-traded stocks based on a float-adjusted market capitalization. The constituents of the Underlying Index must be common shares or other securities that have characteristics of common equities and must meet certain minimum liquidity criteria. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified and to invest all or substantially all of its assets in components of the Underlying Index in approximately the same proportion as each component’s weighting in the Underlying Index. This diversification policy may limit the Fund’s ability to use representative sampling. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more components of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more components of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Dow Jones U.S. Index (the “Underlying Index”), which measures the performance of the broad U.S. equity market. The Underlying Index is composed of all the U.S. companies in the Dow Jones Global Index. The Underlying Index aims to consistently represent the top 95% of U.S.-traded stocks based on a float-adjusted market capitalization. The constituents of the Underlying Index must be common shares or other securities that have characteristics of common equities and must meet certain minimum liquidity criteria. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares ESG MSCI KLD 400 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Underlying Index”), which is a free float-adjusted market capitalization weighted index designed to provide exposure to U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of April 30, 2026, the Underlying Index consisted of 399 securities identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”) and the Nasdaq Stock Market. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. When selecting companies for the Underlying Index, MSCI also considers market capitalization and liquidity. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Underlying Index: fossil fuel extraction, fossil fuel reserve ownership, unconventional oil and gas extraction, thermal coal-based power generation, alcohol, tobacco, gambling, civilian firearms, nuclear power, controversial weapons, nuclear weapons, conventional weapons, adult entertainment and genetically modified organisms. The Underlying Index may include large-, mid- and small-capitalization companies.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified and to invest all or substantially all of its assets in components of the Underlying Index in approximately the same proportion as each component’s weighting in the Underlying Index. This diversification policy may limit the Fund’s ability to use representative sampling. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more components of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more components of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Underlying Index”), which is a free float-adjusted market capitalization weighted index designed to provide exposure to U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of April 30, 2026, the Underlying Index consisted of 399 securities identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”) and the Nasdaq Stock Market. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. When selecting companies for the Underlying Index, MSCI also considers market capitalization and liquidity. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Underlying Index: fossil fuel extraction, fossil fuel reserve ownership, unconventional oil and gas extraction, thermal coal-based power generation, alcohol, tobacco, gambling, civilian firearms, nuclear power, controversial weapons, nuclear weapons, conventional weapons, adult entertainment and genetically modified organisms. The Underlying Index may include large-, mid- and small-capitalization companies.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares ESG Optimized MSCI USA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. The MSCI USA Index is designed to measure the performance of the large- and mid-capitalization segments of the U.S. equities market. As of April 30, 2026, the Underlying Index consisted of 170 securities selected from the MSCI USA Index.
MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. At each quarterly review, the Underlying Index must have an ESG score of at least 20% better than that of the MSCI USA Index, as determined by the Index Provider.
The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal power and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The
Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies are excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded).
To maintain risk and return characteristics similar to the MSCI USA Index, the Index Provider applies various optimization constraints (e.g., constituent and sector weights relative to the parent index). The Index Provider also applies conditional capping to the index constituents. At the quarterly review, if the combined weight of issuers with individual weights above 4.5% exceeds 22.5% of the Underlying Index, then the total weight is capped at 22.5%. The Index Provider also verifies at the end of each business day whether the combined weight of issuers with individual weights above 5% exceeds 25% of the Underlying Index. If this daily threshold is breached, rebalancing occurs to meet the prescribed 4.5% and 22.5% buffer levels. The optimization constraints are not applied during a rebalancing triggered by daily capping.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. The MSCI USA Index is designed to measure the performance of the large- and mid-capitalization segments of the U.S. equities market. As of April 30, 2026, the Underlying Index consisted of 170 securities selected from the MSCI USA Index.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by “large-mid capitalization” companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth.
The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by “large-mid capitalization” companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks included in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investmentprofile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Mid-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Mid Cap Market IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by mid-capitalization companies. Morningstar, Inc. (“Morningstar” or the “Index Provider”) defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider).  The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index.
The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Mid Cap Market IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by mid-capitalization companies. Morningstar, Inc. (“Morningstar” or the “Index Provider”) defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider).  The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Mid-Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investmentprofile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Mid-Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investmentprofile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Small-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Extended Market IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies. Morningstar, Inc. (“Morningstar” or the “Index Provider”) defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $64.43 billion.  The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Extended Market IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies. Morningstar, Inc. (“Morningstar” or the “Index Provider”) defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $64.43 billion.  The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Small-Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $64.43 billion. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the healthcare, industrials, and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $64.43 billion. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Small-Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $29.91 billion. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services and financial services industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The largest company in the Underlying Index of the Fund as of April 30, 2026 had a market capitalization of $29.91 billion. The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Market IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by large-mid capitalization companies. Morningstar, Inc. (“Morningstar” or the “Index Provider”) defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index.
The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified and to invest all or substantially all of its assets in components of the Underlying Index in approximately the same proportion as each component’s weighting in the Underlying Index. This diversification policy may limit the Fund’s ability to use representative sampling. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more components of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more components of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Market IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by large-mid capitalization companies. Morningstar, Inc. (“Morningstar” or the “Index Provider”) defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Morningstar Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services, financial services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of U.S. stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc. (“Morningstar” or the “Index Provider”). Morningstar defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks included in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment.
As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services, financial services and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Core U.S. REIT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE Nareit Equity REITs 40 Act Capped Index (the “Underlying Index”), which measures the performance of U.S.-listed equity real estate investment trusts (“REITs”), excluding infrastructure REITs, mortgage REITs, and timber REITs. The Underlying Index will constrain at its quarterly rebalance: (i) the weight of any single company to a maximum of 22.5%, and (ii) the aggregate weight of companies exceeding 4.5% weight to a maximum of 22.5%. Outside the scheduled quarterly index reviews, the Underlying Index is rebalanced to: (i) the weight of any single company to a maximum of 24%, and (ii) the aggregate weight of companies exceeding 4.8% weight to a maximum of 24%. As of April 30, 2026, the Underlying Index was represented by the securities of 127 REITs, which invest in U.S. real estate markets. The components of the Underlying Index may change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE International Limited (the “Index Provider” or “FTSE”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the FTSE Nareit Equity REITs 40 Act Capped Index (the “Underlying Index”), which measures the performance of U.S.-listed equity real estate investment trusts (“REITs”), excluding infrastructure REITs, mortgage REITs, and timber REITs. The Underlying Index will constrain at its quarterly rebalance: (i) the weight of any single company to a maximum of 22.5%, and (ii) the aggregate weight of companies exceeding 4.5% weight to a maximum of 22.5%. Outside the scheduled quarterly index reviews, the Underlying Index is rebalanced to: (i) the weight of any single company to a maximum of 24%, and (ii) the aggregate weight of companies exceeding 4.8% weight to a maximum of 24%. As of April 30, 2026, the Underlying Index was represented by the securities of 127 REITs, which invest in U.S. real estate markets. The components of the Underlying Index may change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares Select U.S. REIT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of up to 30 relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry, as determined by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”). REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, capital structure, and property sector and geographic diversification. Constituents also must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each constituent’s outstanding shares and is adjusted quarterly so that no constituent represents more than 8% of the Underlying Index. Additionally, at the quarterly rebalance, the Underlying Index uses a capping methodology to cap at 45% the aggregate weight of all constituents that individually exceed 4.5% of the index weight. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. As of April 30, 2026, a significant portion of the Underlying Index was represented by REITs. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of up to 30 relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry, as determined by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”). REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, capital structure, and property sector and geographic diversification. Constituents also must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each constituent’s outstanding shares and is adjusted quarterly so that no constituent represents more than 8% of the Underlying Index. Additionally, at the quarterly rebalance, the Underlying Index uses a capping methodology to cap at 45% the aggregate weight of all constituents that individually exceed 4.5% of the index weight. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. As of April 30, 2026, a significant portion of the Underlying Index was represented by REITs. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Basic Materials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Consumer Discretionary ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the consumer discretionary sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Index Provider classifies the Consumer Discretionary industry as including companies whose businesses tend to be the most sensitive to economic cycles and whose customers' purchasing habits are considered cyclical in nature. The Consumer Discretionary industry includes companies that manufacture and distribute household durable goods, apparel, home electronic devices, leisure equipment, and automotive and related parts. The services segment of Consumer Discretionary includes hotels, restaurants, retail/e-retail, passenger transportation, other leisure facilities and media companies that engage in entertainment content creation and traditional advertisement.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate on a future date. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the consumer discretionary industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the consumer discretionary sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Consumer Staples ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the consumer staples sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Index Provider classifies the “Consumer Staples” industry as including companies whose businesses tend to be less sensitive to economic cycles and whose customers’ purchasing habits are non-cyclical in nature. The Consumer Staples industry includes companies that manufacture, distribute, and/or retail food, beverages, other non-durable household goods, drug-retailing companies as well as agriculture, fishing, ranching and milling companies.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the consumer staples industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the consumer staples sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Energy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Energy RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the energy sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the energy industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Energy RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the energy sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Financial Services ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Dow Jones U.S. Financial Services Index (the “Underlying Index”), which measures the performance of the financial services sector of the U.S. equity market. The Underlying Index is a subset of the Dow Jones U.S. Index (“Parent Index”) and includes components of the following subsectors in the Parent Index: banks, asset managers, consumer finance, specialty finance, investment services and mortgage finance. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Dow Jones U.S. Financial Services Index (the “Underlying Index”), which measures the performance of the financial services sector of the U.S. equity market. The Underlying Index is a subset of the Dow Jones U.S. Index (“Parent Index”) and includes components of the following subsectors in the Parent Index: banks, asset managers, consumer finance, specialty finance, investment services and mortgage finance. The Underlying Index may include large-, mid- and small-capitalization companies. As of April 30, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Financials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the financials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the financials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Healthcare ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Industrials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the technology sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the technology sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Transportation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P Transportation Select Industry FMC Capped Index (the “Underlying Index”), which measures the performance of companies within the transportation sector of the U.S. equity market as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index may include large-, mid- and small-capitalization companies. Securities in the Underlying Index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by SPDJI) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
As of April 30, 2026, substantially all of the Underlying Index was represented by securities of companies in the industrials and transportation industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the S&P Transportation Select Industry FMC Capped Index (the “Underlying Index”), which measures the performance of companies within the transportation sector of the U.S. equity market as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index may include large-, mid- and small-capitalization companies. Securities in the Underlying Index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by SPDJI) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
iShares U.S. Utilities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Utilities RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Utilities RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.